Certain risks and concentration - Fair value measurement - Equity securities without readily determinable fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Concentration risk
Impairment charges to investments | $	$ 10,805	$ 4,038
Discount for lack of marketability	0.20	0.20
Price-to-sales multiples	7.6
Fair value of investments in equity securities | item	1	3
Minimum
Concentration risk
Price-to-sales multiples		2.4
Maximum
Concentration risk
Price-to-sales multiples	6.5	6.5